DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of debt instruments [text block] [Abstract]
Schedule of Debt Securities in Issue [Text Block]
	2017	2016
	£m	£m
Medium-term notes issued	29,418	27,182
Covered bonds (note 18)	26,132	30,521
Certificates of deposit issued	9,999	8,077
Securitisation notes (note 18)	3,660	7,253
Commercial paper	3,241	3,281
Total debt securities in issue	72,450	76,314